Net Income Per Share (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income Per Share (Details) [Line Items]
Weighted-average number of units outstanding			122,501,241	122,500,000
Warrant [Member]
Net Income Per Share (Details) [Line Items]
Antidilutive securities excluded from computation of earnings per share	22,500,000
Earn Out Units [Member]
Net Income Per Share (Details) [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,500,000	7,500,000